UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Prudential Institutional Liquidity Portfolio, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 3/31/2008

Date of reporting period:                 6/30/2007

Item 1.	Schedule of Investments

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Schedule of Investments as of June 30, 2007 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 9.9%
	Barclays BK PLC
$ 35,000	5.35%, 5/9/08	$35,000,000
18,000	5.37%, 6/4/08	18,000,000
	BNP Paribas
40,000	5.31%, 10/11/07	40,000,000
	Branch Banking & Trust Co.
25,000	5.29%, 7/3/07	25,000,000
	Deutsche Bank AG
21,000	5.35%, 8/6/07	21,000,000
	HBOS Treasury Services PLC
20,000	5.40%, 6/11/08	20,000,000
	SunTrust Bank, Inc.
15,000	5.35%, 8/3/07	15,000,000
20,000	5.265%, 9/14/07(a)	19,999,188

		193,999,188

COMMERCIAL PAPER 38.7%
	Astrazeneca PLC, 144A
30,000	5.27%, 8/10/07(b)	29,824,333
27,000	5.28%, 8/20/07(b)	26,802,000
	Bank of America Corp.
5,000	5.20%, 7/31/07(b)	4,978,333
70,000	5.195%, 8/13/07(b)	69,565,640
20,000	5.25%, 9/7/07(b)	19,801,667
	BASF AG, 144A
21,000	5.235%, 8/9/07(b)	20,880,904
	BP Capital Markets PLC, 144A
19,870	5.40%, 7/2/07(b)	19,867,020
	Bryant Park Funding LLC, 144A
15,342	5.235%, 8/22/07(b)	15,225,989
29,000	5.29%, 8/28/07(b)	28,752,839
	Cafco LLC, 144A
35,000	5.15%, 8/28/07(b)	34,709,597
	DBN Nor Bank ASA
25,000	5.21%, 11/13/07(b)	24,511,563
	Falcon Asset Securitization Corp., 144A
45,863	5.28%, 7/17/07(b)	45,755,375
16,780	5.265%, 7/27/07(b)	16,716,194
	General Electric Capital Corp.
20,000	5.195%, 7/23/07(b)	19,936,506
25,000	5.20%, 8/13/07(b)	24,844,722
	Greenwich Capital Holdings
20,000	5.20%, 8/24/07(b)	19,844,000
	HBOS, 144A
9,075	5.28%, 8/28/07(b)	8,997,802

Principal Amount (000)	Description	Value
	ING America Insurance Holdings, Inc., 144A
40,000	5.23%, 8/16/07(b)	39,732,689
	Jupiter Securitization Corp., 144A
25,000	5.32%, 7/24/07(b)	24,915,028
10,000	5.31%, 7/25/07(b)	9,964,600
30,000	5.32%, 7/27/07(b)	29,884,733
	Long Lane Master Trust, 144A
10,000	5.33%, 7/9/07(b)	9,988,156
	Prudential PLC, 144A
15,000	5.20%, 7/23/07(b)	14,952,333
	SANOFI-AVENTIS, 144A
25,000	5.31%, 7/31/07(b)	24,889,375
	Societe Generale NA
26,000	5.18%, 11/13/07(b)	25,494,755
	Swedbank Mortgage AB
17,000	5.15%, 9/13/07(b)	16,820,036
	Swedbank Mortgage AB, 144A
25,000	5.22%, 8/13/07(b)	24,844,125
	Toyota Motor Credit Corp.
23,000	5.20%, 8/3/07(b)	22,890,367
	Tulip Funding Corp., 144A
58,000	5.30%, 7/5/07(b)	57,965,844
	Windmill Funding Corp., 144A
9,390	5.28%, 7/9/07(b)	9,378,982
15,000	5.37%, 7/18/07(b)	14,961,963

		757,697,470

LOAN PARTICIPATION 1.8%
	McGraw-Hill Companies (The)
36,000	5.35%, 9/6/07(d)	36,000,000

OTHER CORPORATE OBLIGATIONS 40.7%
	American Express Credit Corp., MTN
46,000	5.42%, 3/5/08(a)	46,003,781
	Banco Espanol de Credito, MTN, 144A
63,000	5.3345%, 4/18/08(a)	63,000,000
	BMW US Capital LLC, 144A
10,000	5.30%, 7/3/08(a)	10,000,000
	Caja de Ahorro y Monte de Piedad de Madrid, S.A.
19,000	5.3599%, 5/12/08(a)	19,000,000
	Caterpillar Financial Services Corp., MTN
13,000	5.29%, 6/8/08(a)	13,000,000
	General Electric Capital Corp.
31,500	5.445%, 7/9/07(a)	31,500,000
	General Electric Capital Corp., MTN
13,540	5.455%, 7/28/08(a)	13,557,656
	Genworth Life Insurance Co.
23,000	5.40%, 7/24/08(a)(d)(e) (cost $23,000,000; date purchased 6/25/07)	23,000,000
	Goldman Sachs Group, Inc. (The), MTN
26,900	5.4744%, 7/2/07(a)	26,900,103
	HBOS Treasury Services PLC, MTN, 144A
25,000	5.29%, 7/7/08(a)	25,000,000
	HSBC Finance Corp., MTN
22,000	5.33%, 7/3/08(a)	22,000,000

Principal Amount (000)	Description	Value
	HSBC USA, Inc., MTN
35,000	5.32%, 7/15/08(a)	35,000,000
	Irish Life & Permanent PLC, MTN, 144A
50,000	5.36%, 7/21/08(a)	49,999,014
	JPMorgan Chase & Co., MTN
12,000	5.29%, 7/2/08(a)	12,000,000
52,000	5.30%, 7/11/08(a)	52,000,000
	Kommunalkredit Austria AG, MTN, 144A
10,000	5.34%, 7/22/08(a)	10,000,000
	Merrill Lynch & Co., Inc., MTN
55,000	5.57%, 7/11/07(a)	55,000,000
	MetLife Insurance Co. of Connecticut
5,000	5.38%, 7/9/07(a)(d)(e) (cost $5,000,000; date purchased 7/7/06)	5,000,000
15,000	5.42%, 2/23/08(a)(d)(e) (cost $15,000,000; date purchased 2/23/07)	15,000,000
	Metropolitan Life Insurance Co.
14,000	5.38%, 10/1/07(a)(d)(e) (cost $14,000,000; date purchased 10/2/06)	14,000,000
	Morgan Stanley, MTN
46,000	5.36%, 7/3/08(a)	46,000,000
	National City Bank, MTN
27,000	5.335%, 1/25/08(a)	27,002,249
25,000	5.35%, 2/13/08(a)	25,003,773
	Nordea Bank AB, 144A
12,430	5.31%, 7/8/08(a)	12,429,143
43,800	5.33%, 7/11/08(a)	43,799,909
	Paccar Financial Corp., MTN
25,000	5.30%, 7/2/08(a)	25,000,000
	Pacific Life Insurance Co.
11,000	5.48%, 7/13/07(a)(d)(e) (cost $11,000,000; date purchased 6/15/06)	11,000,000
	Skandinaviska Enskilda Banken AB, 144A
36,000	5.32%, 7/16/08(a)	36,000,000
	SunTrust Banks, Inc.
30,000	5.4356%, 10/15/07(a)	30,009,611

		797,205,239

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 9.4%
184,637,750	Dryden Core Investment Fund—Taxable Money Market Series(c) (cost $184,637,750)	184,637,750

	Total Investments 100.5% (amortized cost $1,969,539,647)(f)	1,969,539,647

	Liabilities in excess of other assets (0.5%)	(8,897,772)

	Net Assets 100.0%	$1,960,641,875

The following annotations have been used in the Portfolio:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at June 30, 2007.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $68,000,000. The aggregate value of $68,000,000 is 3.5% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

The Fund may hold illiquid securities, including those which maybe restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.